Annual Operating Expenses {- Fidelity High Income Fund} - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-15 - Fidelity High Income Fund	Jun. 29, 2022
Fidelity Advisor High Income Fund Class A
Operating Expenses:
Management fee	0.54%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual operating expenses	0.99%
Fidelity Advisor High Income Fund Class M
Operating Expenses:
Management fee	0.54%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	1.00%
Fidelity Advisor High Income Fund Class C
Operating Expenses:
Management fee	0.54%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual operating expenses	1.76%
Fidelity Advisor High Income Fund Class I
Operating Expenses:
Management fee	0.54%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.72%
Fidelity Advisor High Income Fund Class Z
Operating Expenses:
Management fee	0.54%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.64%